Basis of Financial Statements and Summary of Significant Accounting Policies - Adjustments Condensed Consolidated Statements of Cash Flows (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities:
Net income before attribution of noncontrolling interests	¥ 1,267,638	¥ 1,377,569	¥ 414,561
Adjustments to reconcile net income before attribution of noncontrolling interests to net cash provided by operating activities:
Depreciation and amortization	383,408	368,561	348,938
Provision for credit losses (Note 4)	121,790	258,795	7,285
Employee benefit cost (income) for severance indemnities and pension plans	(63,046)	(26,771)	45,710
Investment securities (gains) losses—net	832,533	(1,382,458)	256,941
Amortization of premiums (discounts) on investment securities	(94,981)	(44,064)	51,451
Foreign exchange (gains) losses—net	(730,529)	534,351	(546,496)
Equity in earnings of equity method investees—net	(669,400)	(464,054)	(398,147)
Provision (benefit) for deferred income tax expense	167,781	91,212	(407,242)
Increase in trading account assets, excluding foreign exchange contracts	(5,752,205)	(3,047,277)	(180,520)
Increase in trading account liabilities, excluding foreign exchange contracts	4,282,380	2,101,271	2,729,112
Net decrease (increase) in collateral for derivative transactions	568,191	(461,210)	696,093
Other—net	(296,704)	(1,262,107)	830,835
Net cash provided by (used in) operating activities	1,028,836	(1,791,585)	2,013,322
Cash flows from investing activities:
Proceeds from sales of Available-for-sale debt securities (including proceeds from debt securities under the fair value option)	53,000,461	62,450,011	56,578,311
Proceeds from maturities of Available-for-sale debt securities (including proceeds from debt securities under the fair value option)	46,068,373	31,969,733	32,854,833
Purchases of Available-for-sale debt securities (including purchases of debt securities under the fair value option)	(101,306,253)	(87,816,718)	(81,002,626)
Proceeds from maturities of Held-to-maturity debt securities	5,845,448	1,380,753	124,997
Purchases of Held-to-maturity debt securities	(4,329,574)	(3,889,987)	(16,973,690)
Proceeds from sales and redemption of Equity securities (including proceeds from equity securities under the fair value option)	4,106,446	3,148,971	2,858,308
Purchases of Equity securities (including purchases of equity securities under the fair value option)	(3,085,879)	(2,894,534)	(1,913,227)
Net increase in loans	(3,620,030)	(1,565,920)	(1,402,980)
Net decrease (increase) in call loans, funds sold, and receivables under resale agreements and securities borrowing transactions	348,469	(3,758,551)	(1,113,515)
Proceeds from sales of premises and equipment	46,977	55,625	35,623
Capital expenditures for premises and equipment	(131,724)	(111,213)	(119,391)
Purchases of intangible assets	(306,656)	(317,308)	(273,092)
Other—net	6,608	73,762	(31,766)
Net cash used in investing activities	(3,336,616)	(1,252,841)	(11,950,290)
Cash flows from financing activities:
Net increase in deposits	2,227,431	4,134,276	6,141,360
Net increase (decrease) in call money, funds purchased, and payables under repurchase agreements and securities lending transactions	6,796,160	(6,079,068)	11,540,490
Net increase (decrease) in due to trust account and other short-term borrowings	12,379,688	822,146	(8,467,520)
Proceeds from issuance of long-term debt	3,829,535	3,210,761	7,570,238
Repayments of long-term debt	(22,910,590)	(3,956,044)	(4,188,643)
Dividends paid by subsidiaries to noncontrolling interests	(29,138)	(25,767)	(18,789)
Other—net	51,976	(39,579)	55,089
Net cash provided by (used in) financing activities	1,405,813	(2,768,754)	11,803,571
Effect of exchange rate changes on cash and cash equivalents	81,442	1,980,471	1,042,438
Net increase (decrease) in cash and cash equivalents	(820,525)	(3,832,709)	2,909,041
Cash and cash equivalents at beginning of fiscal year	110,124,736	113,957,445	111,048,404
Cash and cash equivalents:
Cash, due from banks and interest-earning deposits in other banks	109,298,114	110,118,623	113,953,858
Cash and cash equivalents at end of fiscal year	109,304,211	110,124,736	113,957,445
Cash paid during the fiscal year for:
Interest	5,190,245	4,377,677	1,953,620
Income taxes, net of refunds	328,966	519,958	451,993
Non-cash investing and financing activities:
Assets acquired under finance lease arrangements (Note 7)	4,657	15,987	11,203
Assets acquired under operating lease arrangements (Note 7)	40,608	51,764	36,218
HC Indonesia
Cash flows from investing activities:
Payments to acquire businesses, net of cash acquired	0	(29,219)	0
Acquisition of PT Home Credit Indonesia, a subsidiary of BK
Fair value of assets acquired, excluding cash and cash equivalents	0	59,619	0
As Previously Reported
Cash flows from operating activities:
Net income before attribution of noncontrolling interests		1,381,027	407,048
Adjustments to reconcile net income before attribution of noncontrolling interests to net cash provided by operating activities:
Depreciation and amortization		368,145	348,173
Provision for credit losses (Note 4)		237,990	8,148
Employee benefit cost (income) for severance indemnities and pension plans		(27,001)	47,740
Investment securities (gains) losses—net		(1,379,550)	254,178
Amortization of premiums (discounts) on investment securities		(43,874)	51,514
Foreign exchange (gains) losses—net		511,334	(508,644)
Equity in earnings of equity method investees—net		(463,802)	(398,086)
Provision (benefit) for deferred income tax expense		93,123	(410,275)
Increase in trading account assets, excluding foreign exchange contracts		(3,046,474)	(184,246)
Increase in trading account liabilities, excluding foreign exchange contracts		2,094,319	2,740,193
Net decrease (increase) in collateral for derivative transactions		(437,941)	713,541
Other—net		(942,166)	872,051
Net cash provided by (used in) operating activities		(1,490,273)	2,106,136
Cash flows from investing activities:
Proceeds from sales of Available-for-sale debt securities (including proceeds from debt securities under the fair value option)		62,450,314	56,577,840
Proceeds from maturities of Available-for-sale debt securities (including proceeds from debt securities under the fair value option)		31,987,266	32,907,726
Purchases of Available-for-sale debt securities (including purchases of debt securities under the fair value option)		(87,806,011)	(81,038,628)
Proceeds from maturities of Held-to-maturity debt securities		1,380,753	127,815
Purchases of Held-to-maturity debt securities		(3,889,987)	(16,975,528)
Proceeds from sales and redemption of Equity securities (including proceeds from equity securities under the fair value option)		3,146,236	2,857,748
Purchases of Equity securities (including purchases of equity securities under the fair value option)		(2,893,370)	(1,912,280)
Net increase in loans		(1,709,541)	(1,496,724)
Net decrease (increase) in call loans, funds sold, and receivables under resale agreements and securities borrowing transactions		(3,646,170)	(1,297,909)
Proceeds from sales of premises and equipment		57,728	32,214
Capital expenditures for premises and equipment		(113,716)	(116,367)
Purchases of intangible assets		(315,146)	(272,534)
Other—net		60,247	(34,917)
Net cash used in investing activities		(1,268,560)	(12,213,619)
Cash flows from financing activities:
Net increase in deposits		3,659,260	6,207,093
Net increase (decrease) in call money, funds purchased, and payables under repurchase agreements and securities lending transactions		(6,039,816)	11,656,491
Net increase (decrease) in due to trust account and other short-term borrowings		804,718	(8,456,081)
Proceeds from issuance of long-term debt		3,188,412	7,529,772
Repayments of long-term debt		(3,962,569)	(4,168,619)
Dividends paid by subsidiaries to noncontrolling interests		(25,738)	(18,784)
Other—net		(39,223)	55,059
Net cash provided by (used in) financing activities		(3,250,435)	11,976,277
Effect of exchange rate changes on cash and cash equivalents		1,994,454	1,063,752
Net increase (decrease) in cash and cash equivalents		(4,014,814)	2,932,546
Cash and cash equivalents at beginning of fiscal year	110,029,276	114,044,090	111,111,544
Cash and cash equivalents:
Cash, due from banks and interest-earning deposits in other banks		110,023,163	114,040,503
Cash and cash equivalents at end of fiscal year		110,029,276	114,044,090
Cash paid during the fiscal year for:
Interest		4,363,668	1,942,163
Income taxes, net of refunds		520,859	453,869
Non-cash investing and financing activities:
Assets acquired under finance lease arrangements (Note 7)		16,174	11,066
Assets acquired under operating lease arrangements (Note 7)		50,996	35,678
As Previously Reported | HC Indonesia
Cash flows from investing activities:
Payments to acquire businesses, net of cash acquired		(28,917)	0
Acquisition of PT Home Credit Indonesia, a subsidiary of BK
Fair value of assets acquired, excluding cash and cash equivalents		59,317	0
Adjustments
Cash flows from operating activities:
Net income before attribution of noncontrolling interests		(3,458)	7,513
Adjustments to reconcile net income before attribution of noncontrolling interests to net cash provided by operating activities:
Depreciation and amortization		416	765
Provision for credit losses (Note 4)		20,805	(863)
Employee benefit cost (income) for severance indemnities and pension plans		230	(2,030)
Investment securities (gains) losses—net		(2,908)	2,763
Amortization of premiums (discounts) on investment securities		(190)	(63)
Foreign exchange (gains) losses—net		23,017	(37,852)
Equity in earnings of equity method investees—net		(252)	(61)
Provision (benefit) for deferred income tax expense		(1,911)	3,033
Increase in trading account assets, excluding foreign exchange contracts		(803)	3,726
Increase in trading account liabilities, excluding foreign exchange contracts		6,952	(11,081)
Net decrease (increase) in collateral for derivative transactions		(23,269)	(17,448)
Other—net		(319,941)	(41,216)
Net cash provided by (used in) operating activities		(301,312)	(92,814)
Cash flows from investing activities:
Proceeds from sales of Available-for-sale debt securities (including proceeds from debt securities under the fair value option)		(303)	471
Proceeds from maturities of Available-for-sale debt securities (including proceeds from debt securities under the fair value option)		(17,533)	(52,893)
Purchases of Available-for-sale debt securities (including purchases of debt securities under the fair value option)		(10,707)	36,002
Proceeds from maturities of Held-to-maturity debt securities		0	(2,818)
Purchases of Held-to-maturity debt securities		0	1,838
Proceeds from sales and redemption of Equity securities (including proceeds from equity securities under the fair value option)		2,735	560
Purchases of Equity securities (including purchases of equity securities under the fair value option)		(1,164)	(947)
Net increase in loans		143,621	93,744
Net decrease (increase) in call loans, funds sold, and receivables under resale agreements and securities borrowing transactions		(112,381)	184,394
Proceeds from sales of premises and equipment		(2,103)	3,409
Capital expenditures for premises and equipment		2,503	(3,024)
Purchases of intangible assets		(2,162)	(558)
Other—net		13,515	3,151
Net cash used in investing activities		15,719	263,329
Cash flows from financing activities:
Net increase in deposits		475,016	(65,733)
Net increase (decrease) in call money, funds purchased, and payables under repurchase agreements and securities lending transactions		(39,252)	(116,001)
Net increase (decrease) in due to trust account and other short-term borrowings		17,428	(11,439)
Proceeds from issuance of long-term debt		22,349	40,466
Repayments of long-term debt		6,525	(20,024)
Dividends paid by subsidiaries to noncontrolling interests		(29)	(5)
Other—net		(356)	30
Net cash provided by (used in) financing activities		481,681	(172,706)
Effect of exchange rate changes on cash and cash equivalents		(13,983)	(21,314)
Net increase (decrease) in cash and cash equivalents		182,105	(23,505)
Cash and cash equivalents at beginning of fiscal year	¥ 95,460	(86,645)	(63,140)
Cash and cash equivalents:
Cash, due from banks and interest-earning deposits in other banks		95,460	(86,645)
Cash and cash equivalents at end of fiscal year		95,460	(86,645)
Cash paid during the fiscal year for:
Interest		14,009	11,457
Income taxes, net of refunds		(901)	(1,876)
Non-cash investing and financing activities:
Assets acquired under finance lease arrangements (Note 7)		(187)	137
Assets acquired under operating lease arrangements (Note 7)		768	540
Adjustments | HC Indonesia
Cash flows from investing activities:
Payments to acquire businesses, net of cash acquired		(302)	0
Acquisition of PT Home Credit Indonesia, a subsidiary of BK
Fair value of assets acquired, excluding cash and cash equivalents		¥ 302	¥ 0